Investments - Capcium, Inc. (Details) capsule in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($) debenture	Jul. 31, 2020 CAD ($) shares	Jun. 30, 2021 CAD ($) capsule shares	Jun. 30, 2020 CAD ($) instrument shares	Jul. 23, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized losses on marketable securities			$ 16,690,000	$ 43,613,000
Proportion of ownership interest in investment					18.00%
Impairment				$ 75,035,000
Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reduction of annual minimum purchase commitment | capsule			20.0
Proportion of ownership interest in investment			18.00%	19.00%
Impairment				$ 9,013,000
Capcium | Convertible Debentures | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of instruments held | instrument				5,371
Financial assets, amount of instruments purchased	$ 0			$ 4,900,000
Interest rate				8.00%
Conversion option, liquidity event, discount to the liquidity event price				20.00%
Conversion option, liquidity event, price based on pre-money value				$ 80,000,000.0
Number of common shares in each unit				1
Number of warrants in each unit				1
Composition of financial assets purchased, number of shares exercisable per warrant				1
Warrants, exercise price, percentage greater than conversion price				50.00%
Warrants, exercise price, greater than conversion price, term after completion of liquidity event				2 years
Number of instruments purchased | debenture	488
Number of equity instruments converted (in shares) | shares		5,371
Principal amount converted		$ 5,400,000
Fair value of financial instrument		$ 0		$ 0
Series A Preference Shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Borrowings, converted instrument, shares issued (in shares) | shares		5,371,300
Share capital, dividend as percentage		0.08
Conversion percentage of issued and outstanding common stock		15.00%
Unrealized losses on marketable securities			$ 0
Series B Preference Shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized losses on marketable securities			$ 1,900,000
Number of common shares acquired (in shares) | shares			1,851,086
Purchase of interests in associates			$ 1,900,000
Ordinary shares | Capcium
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total shareholdings (in shares) | shares			8,828,662	8,828,662